BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Vessels (excluding converted FSRUs and FLNG)
Property and equipment:
Useful lives applied in depreciation	40 years
Vessels - converted FSRUs
Property and equipment:
Useful lives applied in depreciation	20 years
Vessels - FLNG
Property and equipment:
Useful lives applied in depreciation	30 years
Drydocking expenditure
Property and equipment:
Useful lives applied in depreciation	5 years
Deferred drydocking expenditure - FLNG
Property and equipment:
Useful lives applied in depreciation	20 years
Mooring equipment - FLNG
Property and equipment:
Useful lives applied in depreciation	8 years
Minimum | Office equipment and fittings
Property and equipment:
Useful lives applied in depreciation	3 years
Maximum | Office equipment and fittings
Property and equipment:
Useful lives applied in depreciation	6 years